Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Inventories (Abstract)
Lubricants	$ 2,120	$ 2,200
Bunker	776	1,667
Total	$ 2,896	$ 3,867